Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,088,675.63
Total Fee Amount	5,260.05
Total Offset Amount	0.00
Net Fee	$ 5,260.05
Offering Table N/A
Offset Table N/A	N/A